Leases - Leases in the Balance Sheet and Leases in the Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases in the Balance Sheet
Total right-of-use assets	€ 1,457	€ 1,375
Property, plant, and equipment	€ 4,493	€ 4,276
Right-of-use assets as % of Property, plant, and equipment	32.00%	32.00%
Current lease liabilities	€ 295	€ 294
Current financial liabilities	€ 4,277	€ 1,735
Current lease liabilities as % of current financial liabilities	7.00%	17.00%
Non-current lease liabilities	€ 1,420	€ 1,327
Non-current financial liabilities	€ 7,169	€ 7,941
Non-current lease liabilities as % of non-current financial liabilities	20.00%	17.00%
Leases in the Income Statement
Lease expenses within operating profit - Depreciation of right-of-use assets	€ 280	€ 325
Land and Buildings
Leases in the Balance Sheet
Total right-of-use assets	1,391	1,320
Other Property, Plant and Equipment
Leases in the Balance Sheet
Total right-of-use assets	€ 66	€ 55